13F-HR
<SEQUENCE>1
<FILENAME>zenit20120331.txt
UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2012

Amendment [ ]; Amendment Number:
  This Amendment:   [ ] is a restatement.
                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Zenit Asset Management AB
Normalmstog 14
SE-10386 Stockholm, Sweden

13F File Number: 150-01719

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Jonas Hamilton
Head of Middle Office
+46 8 56621480
Signature, Place, and Date of Signing:

/s/ Jonas Hamilton    Stockholm, Sweden	  May 13, 2012

Report Type:

[X]	13F HOLDINGS REPORT

[ ]	13F NOTICE

[ ]	13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:




I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 21
Form 13F Information Table Value Total: 144,265,000
List of Other Included Managers:
















































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
ISSUER                        TYPE               CUSIP     VALUE      SHS    INVEST    OTHER    VOTING
                                                          (X1000)            DSCRTN    MNGRS     AUTH
AMERICAN INTL GROUP INC       COM NEW          026874784    2286     75000    SOLE      N/A      SOLE
ANADARKO PETE CORP            COM              032511107    3893     50000    SOLE      N/A      SOLE
AON CORP                      COM              037389103    7564    155000    SOLE      N/A      SOLE
CAPITAL ONE FINL CORP         COM              14040H105   16026    287000    SOLE      N/A      SOLE
CITIGROUP INC                 COM NEW          172967424   10568    290000    SOLE      N/A      SOLE
EBAY INC                      COM              278642103    5565    151399    SOLE      N/A      SOLE
FIFTH THIRD BANCORP           COM              316773100    1546    110300    SOLE      N/A      SOLE
GOLDMAN SACHS GROUP INC       COM              38141G104    6176     50000    SOLE      N/A      SOLE
GOOGLE INC                    CL A             38259P508    3233     5000     SOLE      N/A      SOLE
HARTFORD FINL SVCS GROUP INC  COM              416515104    7126    340000    SOLE      N/A      SOLE
ISHARES TR                    MSCI EMERG MKT   464287234   16214    379000    SOLE      N/A      N/A
METLIFE INC                   COM              59156R108    3600     97000    SOLE      N/A      SOLE
ORACLE CORP                   COM              68389X105    7295    250000    SOLE      N/A      SOLE
PNC FINL SVCS GROUP INC       COM              693475105    2014     31470    SOLE      N/A      SOLE
RESEARCH IN MOTION LTD        COM              760975102    2828    200000    SOLE      N/A      SOLE
SLM CORP                      COM              78442P106   19566    1248607   SOLE      N/A      SOLE
STATE STR CORP                COM              857477103    5170    115000    SOLE      N/A      SOLE
UNION PAC CORP                COM              907818108    5332     49400    SOLE      N/A      SOLE
VIMPELCOM LTD                 SPONSORED ADR    92719A106    8219    739822    SOLE      N/A      N/A
VISA INC                      COM CL A         92826C839    6429     54600    SOLE      N/A      SOLE
WELLS FARGO & CO NEW          COM              949746101    3615    106500    SOLE      N/A      SOLE